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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-23037

Tekla World Healthcare Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/16

Item 1.  Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	NON-CONVERTIBLE NOTES — 20.1% of Net Assets
	Ireland — 1.5%
$3,000,000	Endo Ltd/Endo Finance LLC/Endo Finco Inc., 6.50% due 2/1/25 (a)	$2,512,500
4,000,000	Grifols Worldwide Operations Ltd., 5.25% due 4/1/22	4,140,000
		6,652,500
	United Kingdom — 0.9%
4,000,000	Hikma Pharmaceuticals PLC, 4.25% due 4/10/20	3,995,000
	United States — 17.7%
3,200,000	AbbVie Inc., 4.50% due 5/14/35	3,144,086
4,100,000	Actavis Funding SCS, 4.55% due 3/15/35	4,058,147
2,000,000	Amgen Inc., 3.63% due 5/22/24	2,034,474
4,475,000	Amgen Inc., 4.66% due 6/15/51 (a)	4,300,958
2,790,000	Baxalta Inc., 4.00% due 6/23/25	2,798,150
1,200,000	Becton Dickinson and Co., 3.73% due 12/15/24	1,227,146
3,000,000	DaVita, Inc., 5.00% due 5/1/25	2,951,250
4,000,000	EMD Finance LLC, 3.25% due 3/19/25 (a)	3,910,240
2,890,000	Envision Healthcare Corporation, 5.63% due 7/15/22	2,979,590
1,385,000	Express Scripts Holding Company., 3.50% due 6/15/24	1,368,667
3,000,000	Gilead Sciences, Inc., 4.60% due 9/1/35	3,111,570
2,000,000	GlaxoSmithKline Capital Inc., 2.80% due 3/18/23	2,004,984
1,200,000	HCA Holdings Inc., 5.25% due 4/15/25	1,252,500
2,500,000	HCA Holdings Inc., 5.38% due 2/1/25	2,506,250
2,000,000	HCA Holdings Inc., 5.88% due 5/1/23	2,125,000
2,630,000	HCP, Inc., 4.20% due 3/1/24	2,676,746
3,000,000	HealthSouth Corporation, 5.75% due 11/1/24	3,037,500
4,500,000	Horizon Pharma Inc., 6.63% due 5/1/23	4,286,250
8,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50% due 4/15/25 (a)	7,160,000
1,200,000	McKesson Corporation., 3.80% due 3/15/24	1,236,805
1,200,000	Medtronic Inc., 4.38% due 3/15/35	1,269,514
1,463,000	Merck & Co., Inc., 2.75% due 2/10/25	1,436,464
2,115,000	Novartis Capital Corporation., 3.40% due 5/6/24	2,179,512
4,000,000	Omega Healthcare Investors, Inc., 5.88% due 3/15/24	4,126,428
3,500,000	Senior Housing Properties Trust, 4.75% due 5/1/24	3,515,207
3,000,000	Tenet Healthcare Corporation., 6.75% due 6/15/23	2,647,500
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/35	4,662,495
		78,007,433
	TOTAL NON-CONVERTIBLE NOTES (Cost $89,394,698)	88,654,933

SHARES
	CONVERTIBLE PREFERRED STOCKS (Restricted)(b) (e) — 0.7% of Net Assets
	United States — 0.7%
1,307,690	BioClin Therapeutics, Inc. Series A	849,998
1,333,333	GenomeDx Biosciences, Inc. Series C	2,000,000
219,196	IlluminOss Medical, Inc. Series AA	219,196
206,483	IlluminOss Medical, Inc. Series Junior Preferred	206,483
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,074,559)	3,275,677

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	MANDATORY CONVERTIBLE PREFERRED STOCK — 1.0% of Net Assets
	Israel — 1.0%
7,000	Teva Pharmaceutical Industries Ltd., 7.00% due 12/15/18	$4,515,000
	TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK (Cost $7,000,000)	4,515,000
	COMMON STOCKS AND WARRANTS — 99.9% of Net Assets
	Australia — 1.4%
87,350	CSL Limited	6,329,459
	Belgium — 4.6%
105,100	Galapagos NV (b)	6,742,009
65,842	Galapagos NV (b) (d)	4,226,398
142,500	UCB SA	9,136,663
		20,105,070
	China — 0.8%
116,707	BeiGene, Ltd. (b) (d)	3,543,224
	Denmark — 0.9%
136,547	Forward Pharma A/S (b) (d)	2,049,570
112,932	Zealand Pharma A/S (b)	1,702,975
		3,752,545
	France — 6.3%
270,250	Cellectis S.A. (b) (d)	4,580,738
65,600	DBV Technologies S.A. (b) (d)	2,304,528
391,288	Flamel Technologies SA (b) (d)	4,065,482
300,000	Innate Pharma SA (b)	4,613,767
305,000	Sanofi (d)	12,334,200
		27,898,715
	Germany — 1.5%
65,300	Bayer AG	6,814,005
	Ireland — 16.7%
99,000	Allergan plc (b)	20,790,990
248,248	Endo International plc (b)	4,088,644
162,900	Horizon Pharma plc (b)	2,635,722
72,000	ICON plc (b)	5,414,400
74,290	Jazz Pharmaceuticals plc (b)	8,099,839
61,900	Mallinckrodt plc (b)	3,083,858
226,000	Medtronic plc (c)	16,097,980
37,300	Perrigo Company plc (c)	3,104,479
60,513	Shire plc (d)	10,310,205
		73,626,117
	Israel — 3.7%
516,598	Foamix Pharmaceuticals Ltd. (b)	5,734,238
286,000	Teva Pharmaceutical Industries Ltd. (d)	10,367,500
		16,101,738
	Japan — 1.4%
88,000	Ono Pharmaceutical Co. Ltd.	1,924,141

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Japan — continued
35,100	Sosei Group Corporation (b)	$4,039,316
		5,963,457
	Netherlands — 2.4%
294,213	Affimed NV (b)	529,583
232,352	Mylan NV (b)	8,864,229
241,021	uniQure N.V. (b)	1,349,718
		10,743,530
	Spain — 0.6%
166,000	Grifols, S.A. (d)	2,667,620
	Switzerland — 7.2%
248,800	Novartis AG (d)	18,122,592
484,000	Roche Holding AG (d)	13,808,520
		31,931,112
	United Kingdom — 9.6%
538,868	Adaptimmune Therapeutics plc (b) (d)	2,182,415
463,800	AstraZeneca PLC (d)	12,671,016
82,200	Cardinal Health, Inc.	5,915,934
359,000	GlaxoSmithKline plc (d)	13,825,090
215,000	Hikma Pharmaceuticals PLC	5,015,806
64,148,948	Verona Pharma plc (b)	2,470,536
25,659,579	Verona Pharma plc, warrants (Restricted, expiration 7/31/17) (b) (e)	62,297
		42,143,094
	United States — 42.8%
64,900	Acadia Healthcare Company, Inc. (b)	2,148,190
111,800	ACADIA Pharmaceuticals Inc. (b)	3,224,312
63,200	Alexion Pharmaceuticals, Inc. (b) (c)	7,732,520
75,800	AmerisourceBergen Corporation	5,926,802
319,235	Ardelyx, Inc. (b)	4,533,137
31,700	Biogen Inc. (b) (c)	8,989,486
12,000	BioMarin Pharmaceutical Inc. (b)	994,080
22,800	bluebird bio, Inc. (b) (c)	1,406,760
141,917	Care Capital Properties, Inc.	3,547,925
105,800	Celldex Therapeutics, Inc. (b)	374,532
76,900	Centene Corporation (b) (c)	4,345,619
94,900	Community Health Systems, Inc. (b)	530,491
133,412	CVS Health Corporation	10,527,541
224,575	Dynavax Technologies Corporation (b)	887,071
150,095	Eli Lilly & Company	11,039,487
116,000	Epizyme, Inc. (b)	1,403,600
102,800	Esperion Therapeutics, Inc. (b)	1,287,056
373,900	Gilead Sciences, Inc.	26,774,979
76,600	Global Blood Therapeutics, Inc. (b)	1,106,870
73,400	Global Medical REIT, Inc.	654,728
52,155	HCA Holdings, Inc. (b) (c)	3,860,513
45,500	HCP, Inc.	1,352,260
68,000	Healthcare Realty Trust, Inc.	2,061,760
46,000	Healthcare Trust of America, Inc.	1,339,060
52,800	Humana Inc. (c)	10,772,784

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	United States — continued
56,900	Juno Therapeutics, Inc. (b)	$1,072,565
200,324	Karyopharm Therapeutics, Inc. (b)	1,883,046
30,000	LTC Properties, Inc.	1,409,400
15,000	McKesson Corporation	2,106,750
298,262	Medical Properties Trust, Inc.	3,668,622
76,000	Medicines Company (The) (b) (c)	2,579,440
97,349	Merck & Co., Inc.	5,730,936
153,700	Momenta Pharmaceuticals, Inc. (b)	2,313,185
567,997	New Senior Investment Group Inc.	5,560,691
213,000	Novavax, Inc. (b)	268,380
45,500	Omega Healthcare Investors, Inc.	1,422,330
71,581	Paratek Pharmaceuticals, Inc. (b)	1,102,347
164,050	Pfizer Inc.	5,328,344
95,200	Puma Biotechnology, Inc. (b)	2,922,640
23,725	Quorum Health Corporation (b)	172,481
94,800	Sabra Health Care REIT, Inc.	2,315,016
129,500	Sarepta Therapeutics, Inc. (b) (c)	3,552,185
166,950	Senior Housing Properties Trust	3,160,363
2,118	The RMR Group Inc. Class A	83,661
19,909	Thermo Fisher Scientific Inc.	2,809,160
24,400	United Therapeutics Corporation (b)	3,499,692
18,999	UnitedHealth Group Inc.	3,040,600
12,100	Universal Health Services, Inc. (c)	1,287,198
192,000	Valeant Pharmaceuticals International, Inc. (b)	2,787,840
23,500	Ventas, Inc.	1,469,220
101,704	Vertex Pharmaceuticals Incorporated (b) (c)	7,492,534
21,400	Welltower, Inc.	1,432,302
233,338	Xenon Pharmaceuticals Inc. (b)	1,796,703
		189,089,194
	TOTAL COMMON STOCKS AND WARRANTS (Cost $587,890,412)	440,708,880
	EXCHANGE TRADED FUND(c) — 2.4% of Net Assets
179,000	SPDR S&P Biotech ETF	10,595,010
	TOTAL EXCHANGE TRADED FUND (Cost $11,148,120)	10,595,010

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.2% of Net Assets
$14,153,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $14,153,000, 0.03%, dated 12/30/16, due 01/03/17 (collateralized by U.S. Treasury Note 2.75%, due 02/15/24, market value $14,440,469)	14,153,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,153,000)	14,153,000

The accompanying notes are an integral part of this Schedule of Investments.

TOTAL INVESTMENTS - 127.3% (Cost $712,660,789)	561,902,500

NUMBER OF CONTRACTS (100 SHARES EACH)
	CALL OPTION CONTRACTS WRITTEN — (0.1)% of Net Assets
632	Alexion Pharmaceuticals, Inc. Jan17 140 Call	(135,880)
317	Biogen Inc. Jan17 310 Call	(84,005)
228	bluebird bio, Inc. Jan17 80 Call	(5,700)
526	Centene Corporation Jan17 62.5 Call	(10,520)
427	HCA Holdings, Inc. Jan17 77 Call	(30,958)
351	Humana Inc. Jan17 210 Call	(206,739)
760	Medicines Company (The) Jan17 40 Call	(30,400)
1,130	Medtronic plc Jan17 75 Call	(18,080)
373	Perrigo Company plc Jan17 90 Call	(19,396)
167	Sarepta Therapeutics, Inc. Jan17 40 Call	(4,175)
1,790	SPDR S&P Biotech ETF Jan17 65 Call	(50,120)
121	Universal Health Services, Inc. Jan17 115 Call	(8,772)
556	Vertex Pharmaceuticals Incorporated Jan17 87.5 Call	(16,680)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $1,002,826)	(621,425)
	TOTAL INVESTMENTS LESS CALL OPTION CONTRACTS WRITTEN - 127.2% (Cost $711,657,963)	561,281,075
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (27.2)%	(119,885,581)
	NET ASSETS - 100%	$441,395,494

(a)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)         Non-income producing security.

(c)          A portion of security is pledged as collateral for call options written.

(d)         American Depository Receipt

(e)          Security fair valued. See Investment Valuation and Fair Value Measurements.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2016, the cost of securities for Federal income tax purposes was $712,773,873. The net unrealized loss on securities held by the Fund was $150,871,373 including gross unrealized gain of $8,810,325 and gross unrealized loss of $159,681,698.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security.  Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities.  Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

The following forward contracts were held as of December 31, 2016:

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	01/31/17	4,723,770	AUD	$3,391,738	$3,406,602	$(14,864)
British Pound	Goldman Sachs Bank	01/31/17	15,092,856	GBP	18,555,082	18,614,120	(59,038)
Danish Krone	Goldman Sachs Bank	01/31/17	17,494,092	DKK	2,465,139	2,480,835	(15,696)
Euro	Goldman Sachs Bank	01/31/17	26,126,379	EUR	27,372,999	27,540,222	(167,223)
Isreali Sheqel	Goldman Sachs Bank	01/31/17	27,527,380	ILS	7,164,484	7,150,532	13,952
Japanese Yen	Goldman Sachs Bank	01/31/17	437,550,349	JPY	3,732,069	3,749,401	(17,332)
Swiss Franc	Goldman Sachs Bank	01/31/17	15,794,935	CHF	15,404,282	15,540,183	(135,901)
						$78,481,895	$(396,102)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 to value the Fund’s net assets. For the period ended December 31, 2016, there were no transfers between Levels 1, 2 and 3. The Fund accounts for transfers between levels at the beginning of the period.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Non-Convertible Notes
Ireland		$6,652,500		$6,652,500
United Kingdom		3,995,000		3,995,000
United States		78,007,433		78,007,433
Convertible Preferred Stocks
United States		—	$3,275,677	3,275,677
Mandatory Convertible Preferred Stock
Israel	$4,515,000	—	—	4,515,000
Common Stocks and Warrants
Australia	6,329,459	—	—	6,329,459
Belgium	20,105,070	—	—	20,105,070
China	3,543,224	—	—	3,543,224
Denmark	3,752,545	—	—	3,752,545
France	27,898,715	—	—	27,898,715
Germany	6,814,005	—	—	6,814,005
Ireland	73,626,117	—	—	73,626,117
Israel	16,101,738	—	—	16,101,738
Japan	5,963,457	—	—	5,963,457
Netherlands	10,743,530	—	—	10,743,530
Spain	2,667,620	—	—	2,667,620
Switzerland	31,931,112	—	—	31,931,112
United Kingdom	42,080,797	—	62,297	42,143,094
United States	189,089,194	—	—	189,089,194
Exchange Traded Fund	10,595,010	—	—	10,595,010
Short-term Investment	—	14,153,000	—	14,153,000
Total	$455,756,593	$102,807,933	$3,337,974	$561,902,500
Other Financial Instruments
Assets
Forward Currency Contracts		$13,952	—	13,952
Liabilities
Call Options Contracts Written	$(621,425)	—	—	(621,425)
Forward Currency Contracts	—	(410,054)	—	(410,054)
Total	$(621,425)	$(396,102)	$0	$(1,017,527)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2016	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2016
Convertible Securities
United States	$2,916,063	$(485)	$360,099	$0		$3,275,677
Common Stocks and Warrants
United Kingdom	88,800	(29,367)	2,864	0		62,297
Total	$3,004,863	$(29,852)	$362,963	$0	$0	$3,337,974

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016						$(29,852)

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$62,297	Income approach, Black-Scholes	Discount for lack of marketability	80% (80%)
	2,425,679	Adjusted capital asset pricing model	Discount rate Price to sales multiple	16.71%-33.45% (22.60%) 2.41-3.46 (2.78)
	849,998	Market approach, recent transaction	(a)	N/A
$3,337,974

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 0.6% of the Fund’s Managed Assets at December 31, 2016.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2016. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16	$850,426	$0.65	$849,998
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16	2,001,569	1.50	2,000,000
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16	152,275	1.00	219,196
Series Junior Preferred Cvt. Pfd	1/21/16	70,289	1.00	206,483
Verona Pharma plc,
Warrants (expiration 7/31/17)	7/28/16	1,699	0.00	† 62,297
		$3,076,258		$3,337,974

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Carrying value per unit is greater than $0.00 but less than $0.01

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla World Healthcare Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/24/17

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/24/17